L-3 Holdings' Earnings Per Share - Reconciliation of Basic and Diluted EPS (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Conversion price of L-3 Holdings' CODES	$ 90.24	$ 91.21	$ 96.48